Note 21 - Supplemental Cash Flow Information - Schedule of Operating Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Income taxes refunded	$ (182)	$ (193)
Income taxes paid	18	0
Income tax expense (recovery)	$ (164)	$ (193)